Disclosure of detailed information about carrying value of the convertible debt (Details) $ in Thousands	2 Months Ended
Dec. 31, 2018 CAD ($)
Statements Line Items
Balance at Beginning	$ 381
Accretion expense	14
Cash interest	(7)
Balance at Ending	388
Current portion	(32)
Non-current portion	$ 356